COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
2019	$ 179,130	$ 195,454
2020	148,042	147,079
2021	151,988	150,386
2022	90,837	142,242
Total	$ 569,997	$ 635,161